Financial instruments and commitments - Maturities of Financial Liabilities and Purchase Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying amount
Due to merchants	$ 1,455,376	$ 823,666
Carrying amount	1,260,544	510,754
Segregated funds	(1,455,376)	$ (823,666)
Liquidity risk
Carrying amount
Trade and other payables (excluding sales tax)	172,120
Due to merchants	1,455,376
Carrying amount	1,248,270
Lease liabilities	12,274
Other liabilities	18,233
Financial liabilities and purchase commitments	2,906,273
Segregated funds	(1,455,376)
Financial liabilities and purchase commitments, net of segregated funds	1,450,897
Contractual cash flows
Trade and other payables (excluding sales tax)	172,120
Due to merchants	1,455,376
Credit facility	2,029,633
Lease liabilities	13,032
Other liabilities	17,750
Contractual commitments	75,000
Financial liabilities and purchase commitments	3,762,911
Segregated funds	(1,455,376)
Financial liabilities and purchase commitments, net of segregated funds	2,307,535
Less than 1 year | Liquidity risk
Contractual cash flows
Trade and other payables (excluding sales tax)	172,120
Due to merchants	1,455,376
Credit facility	128,042
Lease liabilities	4,859
Other liabilities	7,586
Contractual commitments	6,833
Financial liabilities and purchase commitments	1,774,816
Segregated funds	(1,455,376)
Financial liabilities and purchase commitments, net of segregated funds	319,440
1 to 5 years | Liquidity risk
Contractual cash flows
Trade and other payables (excluding sales tax)	0
Due to merchants	0
Credit facility	604,105
Lease liabilities	6,897
Other liabilities	10,164
Contractual commitments	48,730
Financial liabilities and purchase commitments	669,896
Segregated funds	0
Financial liabilities and purchase commitments, net of segregated funds	669,896
More than 5 years | Liquidity risk
Contractual cash flows
Trade and other payables (excluding sales tax)	0
Due to merchants	0
Credit facility	1,297,486
Lease liabilities	1,276
Other liabilities	0
Contractual commitments	19,437
Financial liabilities and purchase commitments	1,318,199
Segregated funds	0
Financial liabilities and purchase commitments, net of segregated funds	$ 1,318,199